Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 4 - Cash and Cash Equivalents

	December 31
	2022	2021
	€ in thousands
Cash	14,768	31,771
On call deposits	31,690	9,458
Cash and cash equivalents	46,458	41,229

Cash and cash equivalents in the statement of cash flows	46,458	41,229

The Company’s exposure to credit, interest rate and currency risks, and a sensitivity analysis for financial assets, are included in Note 21 regarding financial instruments.